Summary of significant accounting policies: - Patronage capital and membership fees and Margin policy (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017	Dec. 31, 2016
Patronage capital and membership fees
Membership fees	$ 190
Minimum equity as a percentage of total long-term debt and equities for distributions of patronage capital	20.00%
Maximum percentage of aggregate net margins in which specified percentage of total long-term debt and equities cannot exceed on or after distributions expended	35.00%
Minimum equity as a percentage of total long-term debt and equities after distributions of patronage capital	30.00%
Margin policy
Minimum margins for interest ratio under the first mortgage indenture	1.10	1.10	1.10
Achieved margins for interest ratio	1.14	1.14	1.14